Property and Equipment, Net (Details) - Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Subtotal	$ 4,562,880	$ 3,498,470
Less: accumulated depreciation	(1,227,693)	(851,305)
Property and equipment, net	3,335,187	2,647,165
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,190,440	3,149,719
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24,372	27,906
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 348,068	$ 320,845